BIOLOGICAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Biological Assets [Abstract]
Disclosure of information about agricultural produce [text block]	- The average crop age by species and country is:
	Chile	Argentina	Brazil	Uruguay
Pine	24	15	15	-
Eucalyptus	12	10	7	10

Disclosure of changes in fair value measurement due to change in significant inputs used [Text block]
The following table sets forth changes in fair value of biological assets considering variations in significant assumptions considered in calculating the fair value of the assets:

		ThU.S.$
Discount rate	0,5	(130,251)
	-0,5	138,065
Margins (%)	10	373,939
	-10	(373,939)

Disclosure of detailed information about current and noncurrent biological assets [Text Block]
As of the date of these consolidated financial statements, the Current and Non-current biological assets are as follows:

	12-31-2019	12-31-2018
	ThU.S.$	ThU.S.$
Current	275,792	315,924
Non-current	3,393,634	3,336,339
Total	3,669,426	3,652,263

Disclosure of reconciliation of changes in biological assets [text block]
Reconciliation of carrying amount of biological assets

	12-31 -2019
	Current	Non-current	Total
Movement	ThU.S.$	ThU.S.$	ThU.S.$
Opening Balance	315,924	3,336,339	3,652,263
Changes in real incurred cost	(22,719)	90,999	68,280
Additions through acquisition and costs of new plantations	9,195	217,562	226,757
Sales	-	(2,722)	(2,722)
Harvest	(133,335)	-	(133,335)
Increases (decreases) in Foreign Currency Translation	4,699	(23,091)	(18,392)
Loss of forest due to fires	-	(3,823)	(3,823)
Transfers from non-current to current	96,875	(96,875)	-
Other Increases (decreases)	(153)	(52)	(205)
Changes in fair value	(17,413)	(33,704)	(51,117)
Gain (losses) arising from changes in fair value minus sale costs	(6,588)	161,294	154,706
Sales	-	(4,015)	(4,015)
Harvest	(198,089)	-	(198,089)
Loss of forest due to fires	-	(3,718)	(3,718)
Transfers from non-current to current	187,264	(187,264)	-
Total Changes	(40,132)	57,295	17,163
Closing balance	275,792	3,393,634	3,669,426

	12-31-2018
	Current	Non-current	Total
Movement	ThU.S.$	ThU.S.$	ThU.S.$
Opening Balance	307,796	3,459,146	3,766,942
Changes in real incurred cost	34,684	(27,174)	7,510
Additions through acquisition and costs of new plantations	2,105	205,353	207,458
Sales	(52)	(315)	(367)
Harvest	(117,729)	-	(117,729)
Increases (decreases) in Foreign Currency Translation	(5,424)	(76,672)	(82,096)
Loss of forest due to fires	-	(8,702)	(8,702)
Transfers from non-current to current	155,789	(155,789)	-
Other Increases (decreases)	(5)	8,951	8,946
Changes in fair value	(26,556)	(95,633)	(122,189)
Gain (losses) arising from changes in fair value minus sale costs	(8,684)	93,160	84,476
Sales	-	(445)	(445)
Harvest	(203,164)	-	(203,164)
Loss of forest due to fires	-	(3,056)	(3,056)
Transfers from non-current to current	185,292	(185,292)	-
Total Changes	8,128	(122,807)	(114,679)
Closing balance	315,924	3,336,339	3,652,263